Foreign Commercial Paper (Commercial Paper [Member], USD $)			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Foreign [Member] Banks [Member] Zero Point Eight Nine Percent Dbs Bank Ltd. Maturing At 1-February-2013 [Member]		Dec. 31, 2012 Foreign [Member] Banks [Member] Zero Point Two Percent Sumitomo Mitsui Banking Corporation Maturing At 3-January-2013 [Member]		Dec. 31, 2011 Foreign [Member] Banks [Member] Zero Point Two Five Percent Australia and New Zealand Banking Group Maturing At 7-February-2012 [Member]		Dec. 31, 2011 Foreign [Member] Banks [Member] Zero Point One Percent John Deere Bank Sa Maturing At 6-January-2012 [Member]		Dec. 31, 2011 Foreign [Member] Banks [Member] Zero Point Two Percent Mizuho Funding Llc Maturing At 17-January-2012 [Member]		Dec. 31, 2011 Foreign [Member] Banks [Member] Zero Point Five Three Percent Oversea-Chinese Banking Corp. Ltd Maturing At 8-March-2012 [Member]		Dec. 31, 2011 Foreign [Member] Banks [Member] Zero Point Two Four Percent Sumitomo Mitsui Banking Corp. Maturing At 27-January-2012 [Member]		Dec. 31, 2012 Foreign [Member] Diversified Financial Services [Member] Zero Point Two Two Percent Toyota Credit Canada Inc. Maturing At 17-January-2013 [Member]		Dec. 31, 2012 Foreign [Member] Energy [Member] Zero Point Two Four Percent Gdf Suez Maturing At 4-February-2013 [Member]		Dec. 31, 2011 Foreign [Member] Energy [Member] Zero Point One Nine Percent Bp Capital Markets Maturing At 4-January-2012 [Member]		Dec. 31, 2011 Foreign [Member] Energy [Member] Zero Point One Nine Percent Gdf Suez Maturing At 1-February-2012 [Member]		Dec. 31, 2011 Foreign [Member] Energy [Member] Zero Point Five Five Percent Pacific Gas and Electric Maturing At 5-January-2012 [Member]		Dec. 31, 2012 Foreign [Member] Household Products [Member] Zero Point Seven Five Percent Reckitt Benckiser Treasury Services Plc Maturing At 5-March-2013 [Member]		Dec. 31, 2012 Foreign [Member] Multinational [Member] Zero Point Two Four Percent Corporacion Andina De Fomento Maturing At 15-February-2013 [Member]		Dec. 31, 2011 Foreign [Member] Consumer Products [Member] Zero Point Three Percent Reckitt Benckiser Maturing At 4-January-2012 [Member]		Dec. 31, 2011 Foreign [Member] Government Sponsored Enterprise [Member] Zero Point Three Three Percent Corporacion Andina De Fomento Maturing At 14-February-2012 [Member]		Dec. 31, 2011 Foreign [Member] Healthcare [Member] Zero Point Two One Percent Covidien International Finance S.. Maturing At 10-January-2012 [Member]
Face Value			$ 250,000		$ 250,000		$ 250,000		$ 250,000		$ 250,000		$ 250,000		$ 250,000		$ 200,000		$ 250,000		$ 250,000		$ 250,000		$ 250,000		$ 250,000		$ 250,000		$ 250,000		$ 250,000		$ 250,000
Maturity Date			Feb. 01, 2013		Jan. 03, 2013		Feb. 07, 2012		Jan. 06, 2012		Jan. 17, 2012		Mar. 08, 2012		Jan. 27, 2012		Jan. 17, 2013		Feb. 04, 2013		Jan. 04, 2012		Feb. 01, 2012		Jan. 05, 2012		Mar. 05, 2013		Feb. 15, 2013		Jan. 04, 2012		Feb. 14, 2012		Jan. 10, 2012
Yield1			0.89%	[1]	0.20%	[1]	0.25%	[1]	0.10%	[1]	0.20%	[1]	0.53%	[1]	0.24%	[1]	0.22%	[1]	0.24%	[1]	0.19%	[1]	0.19%	[1]	0.55%	[1]	0.75%	[1]	0.24%	[1]	0.30%	[1]	0.33%	[1]	0.21%	[1]
Fair Value	3,474,435	7,268,685	249,982		249,997		249,936		249,997		249,978		249,753		249,957		199,980		249,943		249,995		249,959		249,985		249,898		249,925		249,994		249,899		249,987
% of Partners' Capital (Net Asset Value)	6.95%	11.30%	0.50%		0.50%		0.39%		0.39%		0.39%		0.39%		0.39%		0.40%		0.50%		0.39%		0.39%		0.39%		0.50%		0.50%		0.39%		0.39%		0.39%
Investment Owned, at Cost	$ 3,469,798	$ 7,266,988

[1]	Represents the annualized yield at date of purchase for discount securities, the stated coupon rate for coupon-bearing securities, or the stated interest rate for certificates of deposit.